SHAREHOLDER' EQUITY (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 22, 2004	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Aug. 31, 2014
SHAREHOLDER' EQUITY [Abstract]
Shares issued				5,263,158	18,664,078
Shares issued, price per share				$ 0.095	$ 0.097
Share issuance costs		$ 20,000	$ 20,000	$ 40,000
Net proceeds from sale of stock		230,000	178,000	760,000	1,810,416
Issuance of warrants to purchase common stock				2,105,263	9,332,039
Exercise price of warrant issued				$ 0.095	$ 0.139	$ 0.17
Warrants, minimum exercise price		$ 0.17
Warrants, maximum exercise price		$ 0.20
Warrants, maximum potential proceeds		1,000,000		200,000
Warrant term					4 years
Conversion of convertible debt to shares			147,000		627,000
Debt conversion, shares issued	197,217
Debt conversion, price per share			$ 0.085	$ 0.095
Debt conversion, percentage to trigger additional warrants				50.00%
Debt instrument, face amount				300,000
Exercisable options, intrinsic value		223,000
Exercisable options, weighted-average remaining contractual term		4 years 3 months 18 days
Unrecognized compensation cost		$ 21,000
Unrecognized compensation cost, period for recognition		1 year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, minimum percentage of fair market value		85.00%
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Plan term		10 years
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		3,500,000
Vesting period		4 years
Plan term		10 years
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		4,500,000	2,000,000
Plan term		10 years
2006 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
2006 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		33.00%